Income Taxes - Components of Income (Loss) Before Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
U.S					$ (33,803)	$ (176,157)	$ (125,910)
Non-U.S.					12,914	14,561	2,695
Income (loss) before income taxes	$ (9,312)	$ (95)	$ 24,740	$ (24,740)	$ (20,889)	$ (161,596)	$ (123,215)